Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of balance sheet information about leases for lessee
The consolidated statement of financial position shows the following amounts relating to leases:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Right-of-use assets
Property and building	￦	1,073,207	￦	1,086,133
Machinery and telecommunication line facilities		42,127		64,443
Others		101,845		97,732

Total	￦	1,217,179	￦	1,248,308

Investment property (buildings)		19,456		1

(In millions of Korean won)	December 31, 2020		December 31, 2021
Lease liabilities 1
Current	￦	345,224	￦	332,702
Non-Current		798,416		826,667

Total	￦	1,143,640	￦	1,159,369

1	Included in the line items ‘Other current liabilities and other non-current liabilities’ in the consolidated statement of financial position (Notes 9).

Summary of statement of profit or loss information about leases for lessee
The consolidated statements of profit or loss show the following amounts relating to leases:

(In millions of Korean won)	December 31, 2019		December 31, 2020		December 31, 2021
Depreciation of Right-of-use assets
Property and building	￦	300,773	￦	290,168	￦	303,984
Machinery and telecommunication line facilities		89,452		58,419		41,794
Others		52,402		55,588		52,938

Total	￦	442,627	￦	404,175	￦	398,716

Depreciation of Investment Properties	￦	21,809	￦	19,113	￦	1,794
Interest expense relating to lease liabilities		55,001		44,091		36,651
Expense relating to short-term leases		14,718		10,998		7,984
Expense relating to leases of low-value assets that are not short-term leases		26,575		25,894		26,033
Expense relating to variable lease payments not included in lease liabilities		5,993		8,096		8,400